Schedule II Condensed Financial Information of Registrant - Condensed Balance Sheet (Parenthetical) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)			$ 0.001
Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001000000	$ 0.001
Common stock authorized (in shares)	425,000,000	425,000,000
Common stock issued (in shares)	77,319,381.000000	50,151,265.000000
Common stock outstanding (in shares)	77,319,381.000000	50,151,265	15,752,736	494,200
Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000	$ 0.001
Common stock authorized (in shares)	325,000,000	325,000,000
Common stock issued (in shares)	111,805,829.000000	135,963,975.000000
Common stock outstanding (in shares)	111,805,829.000000	135,963,975.000000	125,282,892	114,605,747
Common Class M-1
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	7,109,560.00000	7,109,560.00000
Common stock issued (in shares)	3,474,205.000000	5,198,273.000000
Common stock outstanding (in shares)	3,474,205	5,198,273.000000	5,198,273	5,198,273
Common Class M-2
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	5,000,000	5,000,000
Common stock issued (in shares)	1,067,747.000000	3,125,869.000000
Common stock outstanding (in shares)	1,067,747	3,125,869	3,125,869	3,226,792
Common Class M-3
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000	$ 0.001
Common stock authorized (in shares)	7,500,000.0	7,500,000.0
Common stock issued (in shares)	1,346,300.0000	3,110,000.00
Common stock outstanding (in shares)	1,346,300	3,110,000.00	3,350,000	0
Common Class M-4
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000	$ 0.001
Common stock authorized (in shares)	7,500,000.0	7,500,000.0
Common stock issued (in shares)	5,397,802.000000	5,038,443.000000
Common stock outstanding (in shares)	5,397,802	5,038,443	0	0
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Available-for-sale securities, fixed maturity, amortized cost	$ 27	$ 29
Parent Company | Common Class A
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001	$ 0.001
Common stock authorized (in shares)	425,000,000	425,000,000
Common stock issued (in shares)	77,319,381.000000	50,151,265.000000
Common stock outstanding (in shares)	77,319,381.000000	50,151,265.000000
Parent Company | Common Class B
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	325,000,000	325,000,000
Common stock issued (in shares)	111,805,829.000000	135,963,975.000000
Common stock outstanding (in shares)	111,805,829.000000	135,963,975.000000
Parent Company | Common Class M-1
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	7,109,560.00000	7,109,560.00000
Common stock issued (in shares)	3,474,205.000000	5,198,273.000000
Common stock outstanding (in shares)	3,474,205.000000	5,198,273.000000
Parent Company | Common Class M-2
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	5,000,000	5,000,000
Common stock issued (in shares)	1,067,747.000000	3,125,869.000000
Common stock outstanding (in shares)	1,067,747.000000	3,125,869.000000
Parent Company | Common Class M-3
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	7,500,000.0	7,500,000.0
Common stock issued (in shares)	1,346,300.000000	3,110,000.00
Common stock outstanding (in shares)	1,346,300.000000	3,110,000.00
Parent Company | Common Class M-4
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in USD per share)	$ 0.001000000	$ 0.001000000
Common stock authorized (in shares)	7,500,000.0	7,500,000.0
Common stock issued (in shares)	5,397,802.000000	5,038,443.000000
Common stock outstanding (in shares)	5,397,802.000000	5,038,443.000000